May 2, 2002



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

ATTN:   Document Control - EDGAR

RE:     American Express Certificate Company (AECC)
        American Express Investors Certificate
        File No. 33-26844

Dear Commissioners:

Registrant certifies that the form of prospectus that would have been filed under paragraph (b) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

Sincerely,


/s/ Eileen J. Newhouse
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    Eileen J. Newhouse
    Vice President and General Counsel